Operations (Details 4) - Agropecuaria Moroti S.A. [Member] R$ in Thousands	Feb. 09, 2018 BRL (R$)
Book value [Member]
Assets
Accounts receivable, inventories and other receivables	R$ 4,616
Recoverable taxes	13
Investment properties	129,750
Other property and equipment other than land	67
Assets	134,446
Liabilities
Trade payables, taxes and other liabilities	254
Loans	18,714
Liabilities	18,968
Total	115,478
Effect of fair value measurement [Member]
Assets
Accounts receivable, inventories and other receivables	36
Recoverable taxes	(13)
Investment properties	11,202
Other property and equipment other than land	277
Assets	11,502
Liabilities
Trade payables, taxes and other liabilities	6,322
Loans	82
Liabilities	6,404
Total	5,098
Fair value [Member]
Assets
Accounts receivable, inventories and other receivables	4,652
Recoverable taxes
Investment properties	140,952
Other property and equipment other than land	344
Assets	145,948
Liabilities
Trade payables, taxes and other liabilities	6,576
Loans	18,796
Liabilities	25,372
Total	R$ 120,576